EQUITY (Tables)	12 Months Ended
Feb. 29, 2020
EQUITY
Schedule of fair value of the stock options granted
For the Year Ended February 29, 2020
Risk free interest rate	1.61%
Expected term	7
Dividend yield	$0.00
Expected volatility	150%